RELATED PARTY TRANSACTIONS - Founder Shares and Private Placement and Administrative Services Agreement (Details)				3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 07, 2020 USD ($)	Dec. 02, 2020 shares	Sep. 14, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) item $ / shares shares	Jun. 30, 2021 USD ($) item $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Aggregate purchase price							$ 6,809,000
Common shares, shares outstanding (in shares) | shares				19,686,205	19,637,872	19,686,205	18,064,695
Exercise Price per Warrant (in usd per share) | $ / shares							$ 2.01
JAWS Spitfire Acquisition Corporation
Related Party Transaction [Line Items]
Aggregate purchase price					$ 25,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					30 days	30 days
Administrative Support Agreement | JAWS Spitfire Acquisition Corporation
Related Party Transaction [Line Items]
Expenses per month	$ 10,000
Expenses incurred and paid				$ 30,000		$ 60,000
Administrative Services Agreement | JAWS Spitfire Acquisition Corporation
Related Party Transaction [Line Items]
Expenses per month	$ 10,000
Expenses incurred and paid					$ 10,000
Class A Ordinary Share | JAWS Spitfire Acquisition Corporation
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares) | shares				4,510,874	5,853,233	4,510,874
Class A Ordinary Share | Sponsor | Private Placement | JAWS Spitfire Acquisition Corporation
Related Party Transaction [Line Items]
Number of shares called by warrants | shares				4,450,000		4,450,000
Price of warrants | $ / shares						$ 2.00
Aggregate purchase price						$ 8,900,000
Exercise Price per Warrant (in usd per share) | $ / shares				$ 11.50		$ 11.50
Class B Ordinary Share | JAWS Spitfire Acquisition Corporation
Related Party Transaction [Line Items]
Aggregate purchase price					$ 863
Number of shares issued | shares					8,625,000
Common shares, shares outstanding (in shares) | shares		8,625,000		8,625,000	8,625,000	8,625,000
Class B Ordinary Share | Sponsor | Founder Shares | JAWS Spitfire Acquisition Corporation
Related Party Transaction [Line Items]
Aggregate purchase price			$ 25,000
Number of shares issued | shares			7,187,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%			20.00%	20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item					20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item					30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days	150 days
Class B Ordinary Share | Sponsor | Founder Shares | Over-allotment | JAWS Spitfire Acquisition Corporation
Related Party Transaction [Line Items]
Number of shares subject to forfeiture (in shares) | shares		1,125,000